14. Shareholders Equity (Details A -Options outstanding and exercisable) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options Outstanding
Beginning Balance		79,436
Cancelled
Exercised
Granted		310,000
Ending Balance		389,436
Range of Exercise Prices
Beginning Balance Minimum		$ 35.00
Beginning Balance Maximum		$ 54.00
Cancelled
Exercised
Granted, Minimum		$ 3.00
Ending Balance Minimum		$ 3.00
Ending Balance Maximum		$ 54.00
Beginning Balance		3 years
Cancelled		0 years
Exercised		0 years
Granted		4 years 2 months 12 days
Ending Balance		3 years 10 months 24 days
Weighted Average Exercise Price
Beginning Balance		$ 46.00
Cancelled
Exercised
Granted		$ 3.00
Ending Balance		$ 11.77
Options Exercisable
Beginning Balance		57,310
Cancelled
Exercised
Granted		310,000
Ending Balance		367,310
Weighted Average Remaining Life in Years
Beginning Balance		2 years 7 months 6 days
Cancelled		0 years
Exercised		0 years
Granted		4 years 2 months 12 days
Ending Balance		3 years 10 months 24 days
Weighted Average Exercise Price
Beginning Balance		$ 48.00
Cancelled
Exercised
Granted		$ 3.00
Ending Balance		$ 11.10
Warrant [Member]
Options Outstanding
Cancelled		(978,700)
Exercised			0
Granted		173,917	157,633
Range of Exercise Prices
Beginning Balance Minimum	$ 3.00	$ 30.00	$ 65.00
Beginning Balance Maximum	$ 200.00	$ 200.00	$ 200.00
Cancelled		$ 30.00
Beginning Balance	3 years 3 months 18 days	3 years 2 months 12 days	3 years 2 months 12 days
Exercised			0 years
Granted	0 years	4 years 2 months 12 days	4 years 3 months 18 days
Weighted Average Exercise Price
Beginning Balance	$ 44.07	$ 40.00	$ 200.00
Cancelled		$ 30.00
Exercised
Granted		$ 3.00	$ 38.00
Ending Balance	$ 44.01	$ 44.07	$ 40.00
Weighted Average Remaining Life in Years
Beginning Balance	3 years 3 months 18 days	3 years 2 months 12 days	3 years 2 months 12 days
Cancelled		4 years 3 months 18 days
Granted	0 years	4 years 2 months 12 days	4 years 3 months 18 days
Options
Options Outstanding
Beginning Balance	389,436	79,436	121,699
Cancelled	3,585	0	(72,763)
Exercised		0	0
Granted	600,586	310,000	30,500
Ending Balance	986,437	389,436	79,436
Range of Exercise Prices
Beginning Balance Minimum	$ 3.00	$ 0.35	$ 0.14
Beginning Balance Maximum	$ 54.00	$ 0.54	$ 1.50
Cancelled
Exercised
Granted, Minimum	$ 2.50	$ 3.00	$ 0.35
Granted, Maximum	$ 3.00		$ 0.38
Ending Balance Minimum	$ 3.00	$ 0.03	$ 0.35
Ending Balance Maximum	$ 54.00	$ 0.54	$ 0.54
Beginning Balance	3 years 10 months 24 days	3 years	2 years 10 months 24 days
Cancelled	0 years
Exercised	0 years
Granted	4 years 10 months 24 days	4 years 2 months 12 days	4 years 2 months 12 days
Ending Balance	4 years 4 months 24 days	3 years 10 months 24 days	3 years
Weighted Average Exercise Price
Beginning Balance	$ 11.77	$ 0.46	$ 0.49
Cancelled	$ 43.27
Exercised
Granted	$ 3.00	$ 3.00	$ 0.36
Ending Balance	$ 6.74	$ 11.77	$ 0.46
Options Exercisable
Beginning Balance	367,310	57,310	87,577
Cancelled	3,585		(46,610)
Exercised
Granted	91,128	310,000	16,343
Ending Balance	454,853	367,310	57,310
Weighted Average Remaining Life in Years
Beginning Balance	3 years 10 months 24 days	2 years 7 months 6 days	2 years 10 months 24 days
Cancelled	0 years
Exercised	0 years
Granted	4 years 10 months 24 days	4 years 2 months 12 days	4 years 2 months 12 days
Ending Balance	3 years 9 months 18 days	3 years 10 months 24 days	2 years 7 months 6 days
Weighted Average Exercise Price
Beginning Balance	$ 11.10	$ 0.48	$ 0.40
Cancelled	$ 43.27
Exercised
Granted	$ 3.00	$ 3.00	$ 0.36
Ending Balance	$ 11.11	$ 11.10	$ 0.48